Lease - Schedule of Other Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other information
Cash paid for operating leases	$ 2,122,665	$ 1,181,396
ROU assets obtained in exchange for new operating lease liabilities	$ 2,637,381	$ 3,553,256
Operating leases	1 year 8 months 26 days	2 years 3 months
Operating leases	4.94%	5.10%